Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Net income	$ 12,024	$ 8,272	$ 10,019
Other comp. income (loss) net of tax:
Spin-off adjustment	0	(53)	0
Actuarial loss retiree health	0	0	(2)
Minimum pension liability	26	7	4
Comprehensive income	$ 12,050	$ 8,226	$ 10,021